Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Common Stock Dividends Per Share Declared	$ 0.00	$ 0.00	$ 0.04